Reconciliation of Numerator and Denominator of Basic Earnings per Share ("EPS") with that of Diluted EPS (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Numerator:
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders	$ 19,365	$ (52,483)	[1]	$ 108,408
Weighted average shares outstanding (in thousands):
Basic	56,845,000	56,608,000	[1]	56,953,000
Dilutive share options and restricted share units	314,000			140,000
Weighted average common shares outstanding-- diluted	57,159,000	56,608,000	[1]	57,093,000
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders per common share
Basic	$ 0.34	$ (0.93)	[1]	$ 1.90
Diluted	$ 0.34	$ (0.93)	[1]	$ 1.90
Anti-dilutive share options and restricted share units, excluded from the computation of diluted EPS because they were anti-dilutive	1,164	1,361		1,158

[1]	Certain amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of gain on sale of containers, net and to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).